LEASE (Details 1) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Operating lease liability - current	$ 23,000	$ 40,000
Operating lease liability - non-current	0	$ 23,000
Operating Lease Liability [Member]
2024	23,000
Thereafter	0
Total	23,000
Less: Imputed interest	0
Operating lease liabilities	23,000
Operating lease liability - current	23,000
Operating lease liability - non-current	$ 0